8. OTHER CURRENT LIABILITIES	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES

Other current liabilities were comprised of the following items:

	December 31,	March 31,
	2014	2014
Accrued interest	$56,306	$1,165,335
Accrued legal fees	–	179,465
Accrued liquidated damages	362,800	362,800
Other accrued liabilities	21,313	147,774
Total other current liabilities	$440,419	$1,855,374

8. OTHER CURRENT LIABILITIES

Other current liabilities were comprised of the following items:

	March 31,	March 31,
	2014	2013
Accrued interest	$1,165,335	$1,032,110
Accrued legal fees	179,465	179,465
Accrued liquidated damages	362,800	437,800
Other accrued liabilities	147,774	155,610
Total other current liabilities	$1,855,374	$1,804,985